FINANCIAL INSTRUMENTS - Other Derivatives (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Fair value	$ 4,290	$ 4,135
Fair value	(62,951)	(62,794)
Financial liabilities	62,951	62,794
Financial liabilities	62,951	62,794
Interest rate risk | Interest rate caps
Disclosure of detailed information about financial instruments [line items]
Notional	5,939	5,663
Fair value	0	0
Notional amount	$ 5,939	$ 5,663
Interest rate risk | Interest rate caps | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	3.00%	2.50%
Interest rate risk | Interest rate caps | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	500.00%	500.00%
Interest rate risk | Interest rate swaps on forecasted fixed rate debt
Disclosure of detailed information about financial instruments [line items]
Notional	$ 1,285	$ 1,285
Fair value	(344)	(149)
Notional amount	1,285	1,285
Financial liabilities	344	149
Financial liabilities	$ 344	$ 149
Interest rate risk | Interest rate swaps on forecasted fixed rate debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	2.70%	1.10%
Interest rate risk | Interest rate swaps on forecasted fixed rate debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	640.00%	640.00%
Interest rate risk | Interest rate swaps of US$ LIBOR debt
Disclosure of detailed information about financial instruments [line items]
Notional	$ 2,001	$ 2,003
Fair value	(44)	(14)
Notional amount	2,001	2,003
Financial liabilities	44	14
Financial liabilities	$ 44	$ 14
Interest rate risk | Interest rate swaps of US$ LIBOR debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	0.80%	1.70%
Interest rate risk | Interest rate swaps of US$ LIBOR debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	460.00%	460.00%
Interest rate risk | Interest Rate Swaptions
Disclosure of detailed information about financial instruments [line items]
Notional	$ 800
Rates	2.00%
Fair value	$ 1
Notional amount	800
Financial liabilities	(1)
Financial liabilities	$ (1)